Registration Nos. 002-65539/811-2958

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Post-Effective Amendment No. 196     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 178      /X/

T. Rowe Price International Funds, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X/ On February 5, 2021 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 196 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 5, 2021, the effectiveness of the registration statement for the T. Rowe Price Global Impact Equity Fund and each of its classes, filed in Post-Effective Amendment No. 192 on November 4, 2020, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series or class of the Registrant is affected by this filing.

This Post-Effective Amendment No. 196 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 192.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this January 29, 2021.

 T. Rowe Price International Funds, Inc.

 /s/David Oestreicher

By: David Oestreicher

 Director and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	January 29, 2021
David Oestreicher	and Executive Vice President

/s/Alan S. Dupski	Treasurer and Vice President	January 29, 2021
Alan S. Dupski	(Principal Financial Officer
and Principal Accounting Officer)

*
Teresa Bryce Bazemore	Director	January 29, 2021

*
Ronald J. Daniels	Director	January 29, 2021

*
Bruce W. Duncan	Director	January 29, 2021

*
Robert J. Gerrard, Jr.	Chairman of the Board	January 29, 2021
and Director

*
Paul F. McBride	Director	January 29, 2021

*
Cecilia E. Rouse	Director	January 29, 2021

*
John G. Schreiber	Director	January 29, 2021

/s/Robert W. Sharps	Director	January 29, 2021
Robert W. Sharps

*/s/David Oestreicher	Attorney-In-Fact	January 29, 2021
David Oestreicher